Commitments and Contingencies (Contractual Commitments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2020	$ 1,950
2021	970
2022	799
2023	658
2024	547
Thereafter	5,166
Contractual Commitments	10,090
Subsidiaries
Recorded Unconditional Purchase Obligation [Line Items]
2020	550
2021	1,665
2022	512
2023	831
2024	987
Thereafter	10,262
Contractual Commitments	14,807
Tampa Electric Company
Recorded Unconditional Purchase Obligation [Line Items]
2020	0
2021	301
2022	292
2023	0
2024	0
Thereafter	2,741
Contractual Commitments	3,334
NSPI
Recorded Unconditional Purchase Obligation [Line Items]
2020	0
2021	0
2022	0
2023	0
2024	308
Thereafter	2,365
Contractual Commitments	2,673
NSPI | NSPML
Recorded Unconditional Purchase Obligation [Line Items]
2020	145
2021	$ 111
NSPI Contractual obligation for use of the Maritime Link
Interim cost assessment, holdback	The payments are subject to a holdback of $10 million pending UARB agreement that a minimum of $10 million in benefits from the Maritime Link are realized for NSPI customers. If the $10 million in benefits is realized, the UARB will direct NSPI to pay the $10 million to NSPML for that year. If not realized, then the UARB will direct NSPI to pay to NSPML only that portion that is realized and the balance will be refunded to customers through NSPI’s FAM.
Maritime Link Project | NSPML
Recorded Unconditional Purchase Obligation [Line Items]
Contractual Commitments	$ 101
Maritime Link Project | NSPI
Recorded Unconditional Purchase Obligation [Line Items]
2020	145
2021	164
2022	$ 162
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	37 years
Approved payment	$ 111
Approved payment difference from interim cost assessment included its proposed fuel stability plan	10
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2020	210
2021	233
2022	237
2023	246
2024	249
Thereafter	2,228
Contractual Commitments	3,403
Purchased power | NEGG
Recorded Unconditional Purchase Obligation [Line Items]
2020	13
2021	23
2022	27
2023	31
2024	31
Thereafter	395
Contractual Commitments	520
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2020	514
2021	398
2022	340
2023	281
2024	264
Thereafter	2,720
Contractual Commitments	4,517
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2020	411
2021	109
2022	103
2023	86
2024	0
Thereafter	0
Contractual Commitments	709
Capital projects | Independent Transmission and Distribution System [Member] | Tampa Electric Company
Recorded Unconditional Purchase Obligation [Line Items]
2020	345
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2020	466
2021	133
2022	22
2023	1
2024	0
Thereafter	0
Contractual Commitments	622
Long-term service agreements
Recorded Unconditional Purchase Obligation [Line Items]
2020	52
2021	37
2022	36
2023	27
2024	26
Thereafter	100
Contractual Commitments	278
Long-term service agreements | Independent Transmission and Distribution System [Member] | NEGG
Recorded Unconditional Purchase Obligation [Line Items]
2020	19
2021	9
2022	8
2023	8
Contractual Commitments	44
Equity investment commitments
Recorded Unconditional Purchase Obligation [Line Items]
2020	240
2021	0
2022	0
2023	0
2024	0
Thereafter	0
Contractual Commitments	240
Leases and other
Recorded Unconditional Purchase Obligation [Line Items]
2020	19
2021	19
2022	18
2023	17
2024	8
Thereafter	118
Contractual Commitments	199
Demand side management
Recorded Unconditional Purchase Obligation [Line Items]
2020	38
2021	41
2022	43
2023	0
2024	0
Thereafter	0
Contractual Commitments	$ 122